Employee-related expenditure	12 Months Ended
Jun. 30, 2018
Employee-related expenditure
Employee-related expenditure

4Employee-related expenditure

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		28 448	26 646	25 878
salaries, wages and other employee-related expenditure		26 388	24 814	23 996
post-employment benefits		2 060	1 832	1 882
Share-based payment expenses		1 565	226	494
equity-settled	35	910	463	123
cash-settled	34	655	(237)	371

Total employee-related expenditure		30 013	26 872	26 372
Costs capitalised to projects		(2 545)	(2 455)	(2 461)

Per income statement		27 468	24 417	23 911

The total number of permanent and non-permanent employees, in approved positions, including the group’s share of employees within joint operation entities and excluding contractors, joint ventures’ and associates’ employees, is analysed below:

	2018	2017	2016
for the year ended 30 June	Number	Number	Number
Permanent employees	31 020	30 600	29 726
Non-permanent employees	250	300	374

	31 270	30 900	30 100

The number of employees by area of employment is analysed as follows:

	2018	2017	2016
for the year ended 30 June	Number	Number	Number
Business segmentation
 Mining	7 471	7 483	7 263
 Exploration and Production International	430	416	413
 Energy	5 069	5 008	4 820
 Base Chemicals	6 723	6 430	6 145
 Performance Chemicals	6 601	6 443	6 342
 Group Functions	4 976	5 120	5 117

Total operations	31 270	30 900	30 100

Accounting policies:

Remuneration of employees is charged to the income statement, except where it is capitalised to projects in line with the accounting policy for assets under construction.

Short-term employee benefits

Short-term employee benefits includes salaries, wages and costs of temporary employees, paid vacation leave, sick leave and incentive bonuses.

Long-term employee benefits

Long-term employee benefits are those benefits that are expected to be wholly settled more than 12 months after the end of the annual reporting period, in which the services have been rendered and are discounted to their present value.

Post-retirement benefits

Further information on these benefits is provided in Note 33, and include defined benefit contribution plans, as well as defined benefit plans.